Net Gain On Revaluation Of Financial Instruments At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Net Gain On Revaluation Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Disclosure of financial liabilities at fair value through profit or loss explanatory

	2022	2021

Convertion options (note 32.1)	594	6,364
Derivative feature (notes 25 and 32.1)	109	—
Trade accounts receivable (note 32.1)	23	(23)

	726	6,341